Note 13 - Commitments and Contingencies (Details Textual) $ in Billions	1 Months Ended
	Jan. 31, 2022	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020 USD ($)	Feb. 29, 2020	Jul. 31, 2019	Mar. 31, 2018	Jul. 31, 2017	Mar. 31, 2017	Dec. 31, 2015
Parkervision V. Qualcomm Middle District Of Florida [Member]
Gain Contingency, Patents Found Infringed upon, Number									3
Gain Contingency, Patents Allegedly Infringed upon, Number									6
Loss Contingency, Patents Split Decision, Number									2
Loss Contingency, Patents Allegedly Infringed, Seeking Invalidation, Number									4
Claim Construction, Number				7
Gain Contingency Damages Sought				$ 1.3
Parkervision V. Qualcomm Middle District Of Florida [Member] | Maximum [Member]
Claim Construction, Number				10
Parkervision V. Apple and Qualcomm Middle District of Florida [Member]
Gain Contingency, Patents Allegedly Infringed upon, Number							4			4
Claim Construction, Number						2
Loss Contingency, Patents Number, Motion To Dismiss							3
Parkervision V. Apple and Qualcomm Middle District of Florida [Member] | Maximum [Member]
Claim Construction, Number						6
Parkervision V. LG Electronics [Member]
Gain Contingency, Patents Allegedly Infringed upon, Number								4
Parkervision V. Intel Western District Of Texas [Member]
Gain Contingency, Patents Allegedly Infringed upon, Number			2		8
Number of Asserted Patents	6
Parkervision V. Intel Ii Western District Of Texas [Member]
Gain Contingency, Patents Allegedly Infringed upon, Number		2
Additional Number Of Patent Subject To Inter Parter Review		2